Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Statement of Comprehensive Income [Abstract]
Income tax expense, net	$ 0	$ (2)	$ (3)
Income tax expense, net	$ 0	$ (2)	$ (2)